Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$940,768.31

Principal:
Principal Collections	$14,037,829.36
Prepayments in Full	$6,209,158.68
Liquidation Proceeds	$281,291.94
Recoveries	$52,080.39
Sub Total	$20,580,360.37
Collections	$21,521,128.68

Purchase Amounts:
Purchase Amounts Related to Principal	$427,622.70
Purchase Amounts Related to Interest	$2,245.65
Sub Total	$429,868.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,950,997.03

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,950,997.03
Servicing Fee	$257,125.88	$257,125.88	$0.00	$0.00	$21,693,871.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,693,871.15
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,693,871.15
Interest - Class A-3 Notes	$62,568.57	$62,568.57	$0.00	$0.00	$21,631,302.58
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$21,510,081.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,510,081.91
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$21,442,199.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,442,199.24
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$21,390,897.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,390,897.99
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$21,329,073.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,329,073.41
Regular Principal Payment	$20,407,319.20	$20,407,319.20	$0.00	$0.00	$921,754.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$921,754.21
Residual Released to Depositor	$0.00	$921,754.21	$0.00	$0.00	$0.00
Total		$21,950,997.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,407,319.20
Total					$20,407,319.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,407,319.20	$43.93	$62,568.57	$0.13	$20,469,887.77	$44.06
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$20,407,319.20	$12.67	$364,797.74	$0.23	$20,772,116.94	$12.90

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$83,424,759.17	0.1796012	$63,017,439.97	0.1356673
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$296,364,759.17	0.1840501	$275,957,439.97	0.1713766

Pool Information
Weighted Average APR	3.750%	3.754%
Weighted Average Remaining Term	27.74	27.01
Number of Receivables Outstanding	28,333	27,193
Pool Balance	$308,551,053.44	$287,246,336.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$296,364,759.17	$275,957,439.97
Pool Factor	0.1872075	0.1742813

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$11,288,896.07
Targeted Overcollateralization Amount	$11,288,896.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,288,896.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		130	$348,814.72
(Recoveries)		122	$52,080.39
Net Loss for Current Collection Period			$296,734.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1540%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8640%
Second Prior Collection Period			0.5362%
Prior Collection Period			1.0990%
Current Collection Period			1.1953%
Four Month Average (Current and Prior Three Collection Periods)			0.9236%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,599	$10,613,538.18
(Cumulative Recoveries)			$1,629,989.89
Cumulative Net Loss for All Collection Periods			$8,983,548.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5451%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,895.61
Average Net Loss for Receivables that have experienced a Realized Loss			$1,604.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.09%	431	$6,005,227.09
61-90 Days Delinquent	0.24%	44	$682,346.33
91-120 Days Delinquent	0.06%	8	$163,323.19
Over 120 Days Delinquent	0.27%	50	$783,724.32
Total Delinquent Receivables	2.66%	533	$7,634,620.93

Repossession Inventory:
Repossessed in the Current Collection Period		17	$323,382.32
Total Repossessed Inventory		25	$497,904.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4024%
Prior Collection Period			0.4024%
Current Collection Period			0.3751%
Three Month Average			0.3933%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer